UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


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1.    Name and address of issuer:
                        Domini Social Investment Trust
                        536 Broadway
                        New York, New York  10012

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]  Domini Social Equity Fund

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3.    Investment Company Act File Number:
                        811-05823
      Securities Act File Number:
                        33-29180

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4.(a).Last day of fiscal year for which this Form is filed:
                        July 31, 2001

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4.(b).[  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

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4.(c) [ ]  Check box if this is the last time the issuer will be filing this
           Form.

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5.    Calculation of registration fee:
        (i)   Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):                                 $ 369,326,290

        (ii)  Aggregate price of securities redeemed
              or repurchased during the fiscal year:                $ 252,534,809

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
              11, 1995 that were not previously used to reduce
              registration fees payable to the Commission:          $     0

        (iv)  Total available redemption credits [add items
              5(ii) and 5(iii)]:                                              $ 252,534,809

        (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                           $ 116,791,481

        (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)


              [subtract Item 5(iv) from Item 5(i)]:
                                                                    $ (_____________)

        (vii) Multiplier for determining registration fee (See
              Instruction C.9):                                               x   .00025

        (viii)Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):                         = $  29,197.87

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: (N/A). If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      (N/A).

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7.    Interest due - if this Form is being filed more than 90 days after
      the end of the issuer's fiscal year (see Instruction D):              +  $   0

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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                                           =  $ 29,197.87

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:
                        October 24, 2001
      Method of Delivery:
                        [X]   Wire Transfer  CIK:  0000851680

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


                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Carole M. Laible
                          ________________________________
                          Carole M. Laible,  Treasurer

Date 10/25/01

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.    Name and address of issuer:
                        Domini Social Investment Trust
                        536 Broadway, 7th Floor
                        New York, New York  10012

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes): [ ] Domini Social Bond Fund

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3.    Investment Company Act File Number:
                         811-05823
      Securities Act File Number:
                         33-29180

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4.(a).Last day of fiscal year for which this Form is filed:
                         July 31, 2001

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4.(b).[  ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

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4.(c) [ ] Check box if this is the last time the issuer will be filing this
          Form.

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5.    Calculation of registration fee:
        (i)   Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24(f):                      $ 10,464,399

        (ii)  Aggregate price of securities redeemed or             $ 1,102,190
              repurchased during the fiscal year:

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
              11, 1995 that were not previously used to reduce
              registration fees payable to the Commission:          $  0

        (iv)  Total available redemption credits [add items
              5(ii) and 5(iii)]:                                              $  1,102,190

        (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                           $  9,362,209

        (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)


              [subtract Item 5(iv) from Item 5(i)]:
                                                                    $ (____________)

        (vii) Multiplier for determining registration fee (See
              Instruction C.9):                                               x   .00025

        (viii)Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):                         = $  2,340.55


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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: (N/A). If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      (N/A).

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7.    Interest due - if this Form is being filed more than 90 days after the end
      of the issuer's fiscal year (see Instruction D):                      + $     0

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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                                           = $  2,340.55

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:
                        October 25, 2000

      Method of Delivery:
                        [X]   Wire Transfer  CIK:  0000851680

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

                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Carole M. Laible
                          _________________________________
                          Carole M. Laible,  Treasurer

Date 10/25/01